COLLEGE RETIREMENT EQUITIES FUND

SUPPLEMENT NO. 3
dated February 20, 2007
to the May 1, 2006 Prospectus

GLOBAL EQUITIES ACCOUNT

The portfolio management team of the Global Equities Account is changing. The following supplements the disclosure under “Portfolio Management Teams” in the Prospectus:

Effective February 15, 2007, Drew J. Collins, CFA, formerly the Lead Portfolio Manager of the Global Equities Account, is no longer a member of the portfolio management team for the Account. Athanasios (Tom) Kolefas, Alexander Lee Muromcew and John N. Tribolet will remain responsible for the day-to-day management of the Global Equities Account.

A11375 2/07

COLLEGE RETIREMENT EQUITIES FUND

SUPPLEMENT NO. 5
dated February 20, 2007
to the May 1, 2006 Statement of Additional Information (SAI)

GLOBAL EQUITIES ACCOUNT

The portfolio management team of the Global Equities Account is changing. The following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the SAI:

Effective February 15, 2007, Drew J. Collins, CFA, formerly the Lead Portfolio Manager of the Global Equities Account, is no longer a member of the portfolio management team for the Account. Athanasios (Tom) Kolefas, Alexander Lee Muromcew and John N. Tribolet will remain responsible for the day-to-day management of the Global Equities Account.

A11376 2/07